Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38313
Entity Registrant Name	iClick Interactive Asia Group Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15/F
Entity Address, Address Line Two	Prosperity Millennia Plaza
Entity Address, Address Line Three	663 King’s Road
Entity Address, City or Town	Quarry Bay
Entity Address, Country	CN
Title of 12(b) Security	American Depositary Shares, one representing five Class A ordinary shares, par value US$0.001 per share
Trading Symbol	ICLK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001697818
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Amendment Flag	false
Entity Address, Postal Zip Code	000000
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1389
Auditor Location	Hong Kong
Business Contact
Document and Entity Information
Entity Address, Address Line One	15/F
Entity Address, Address Line Two	Prosperity Millennia Plaza
Entity Address, Address Line Three	663 King’s Road
Entity Address, City or Town	Quarry Bay
Entity Address, Country	CN
Contact Personnel Name	Josephine Ngai
City Area Code	852
Local Phone Number	3700 9000
Contact Personnel Email Address	josephine.ngai@i-click.com
Entity Address, Postal Zip Code	000000
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	50,707,077
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	45,672,650
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	5,034,427